Income Taxes - Provision for income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
State	$ 240		$ 594	$ 229	$ 474
Foreign	238		735	448	246
Total current income taxes	689		1,329	677	720
Deferred-foreign	73		220	132	64
Total provision for income taxes	$ 1,652	$ 154	$ 1,549	$ 809	$ 784